CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0%	Shares	Value
Aerospace & Defense - 0.3%
Airbus SE - ADR	821	$35,607
Boeing Co. (a)	62	10,827
General Electric Co.	37	7,658
TransDigm Group, Inc.	20	27,344
		81,436

Apparel Retail - 1.1%
Urban Outfitters, Inc. (a)	5,524	321,442

Application Software - 4.8%
ACI Worldwide, Inc. (a)	5,703	327,068
Adobe, Inc. (a)	283	124,112
Aspen Technology, Inc. (a)	1,101	292,040
Autodesk, Inc. (a)	25	6,855
BILL Holdings, Inc. (a)	5,397	297,915
DocuSign, Inc. (a)	3,547	295,004
Fair Isaac Corp. (a)	9	16,977
Palantir Technologies, Inc. - Class A (a)	221	18,767
		1,378,738

Asset Management & Custody Banks - 0.2%
Blackrock, Inc.	64	62,578

Automobile Manufacturers - 0.0%(b)
Ferrari NV	22	10,221

Automotive Retail - 3.9%
Asbury Automotive Group, Inc. (a)	1,047	281,015
AutoNation, Inc. (a)	1,585	289,056
Group 1 Automotive, Inc.	627	288,157
Lithia Motors, Inc.	838	288,641
		1,146,869

Biotechnology - 2.4%
Amgen, Inc.	90	27,725
Exelixis, Inc. (a)	7,879	304,839
Gilead Sciences, Inc.	947	108,252
Regeneron Pharmaceuticals, Inc.	15	10,481
United Therapeutics Corp. (a)	808	258,600
		709,897

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Brewers - 0.2%
Anheuser-Busch InBev SA/NV - ADR	937	$56,070

Broadline Retail - 1.8%
Amazon.com, Inc. (a)	806	171,098
JD.com, Inc. - ADR	673	28,199
MercadoLibre, Inc. (a)	2	4,244
Ollie's Bargain Outlet Holdings, Inc. (a)	2,951	305,457
		508,998

Building Products - 1.2%
Builders FirstSource, Inc. (a)	463	64,352
Zurn Elkay Water Solutions Corp.	8,171	289,499
		353,851

Cable & Satellite - 1.0%
Liberty Broadband Corp. - Class A (a)	3,634	296,280

Communications Equipment - 1.0%
F5, Inc. (a)	992	290,091

Construction & Engineering - 5.2%
AECOM	2,971	297,249
Comfort Systems USA, Inc.	776	281,944
EMCOR Group, Inc.	731	298,913
Sterling Infrastructure, Inc. (a)	2,554	324,895
Valmont Industries, Inc.	833	290,192
		1,493,193

Construction Machinery & Heavy Transportation Equipment - 1.0%
Allison Transmission Holdings, Inc.	4	407
Federal Signal Corp.	34	2,764
Westinghouse Air Brake Technologies Corp.	1,592	295,093
		298,264

Construction Materials - 1.1%
Knife River Corp. (a)	3,100	296,608
Vulcan Materials Co.	75	18,548
		315,156

Consumer Staples Merchandise Retail - 0.2%
Target Corp.	50	6,212
Walmart, Inc.	558	55,024
		61,236

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Diversified Banks - 1.1%
First Citizens BancShares Inc. - Class A	145	$296,968
PNC Financial Services Group, Inc.	142	27,253
		324,221

Education Services - 1.0%
Grand Canyon Education, Inc. (a)	1,636	294,186

Electric Utilities - 0.0%(b)
Duke Energy Corp.	100	11,749

Electrical Components & Equipment - 1.0%
AMETEK, Inc.	1,550	293,415
Generac Holdings, Inc. (a)	54	7,352
		300,767

Electronic Equipment & Instruments - 1.0%
Teledyne Technologies, Inc. (a)	581	299,227

Electronic Manufacturing Services - 2.0%
Flex Ltd. (a)	7,481	283,455
Jabil, Inc.	1,839	284,898
		568,353

Environmental & Facilities Services - 0.1%
Rentokil Initial PLC - ADR	555	13,992
Waste Management, Inc.	181	42,133
		56,125

Food Distributors - 2.1%
Performance Food Group Co. (a)	3,544	301,736
US Foods Holding Corp. (a)	4,145	297,114
		598,850

Food Retail - 0.8%
Maplebear, Inc. (a)	5,956	244,732

Footwear - 1.0%
Skechers USA, Inc. - Class A (a)	4,672	284,945

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Health Care Equipment - 1.1%
Globus Medical, Inc. - Class A (a)	3,614	$290,277
Stryker Corp.	44	16,992
		307,269

Health Care Facilities - 0.9%
Tenet Healthcare Corp. (a)	2,177	275,586

Health Care Services - 0.3%
Hims & Hers Health, Inc. (a)	2,015	90,856

Health Care Supplies - 0.1%
Alcon AG	224	20,720

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	67	15,017

Homebuilding - 0.2%
Meritage Homes Corp.	926	67,107

Hotels, Resorts & Cruise Lines - 1.0%
Carnival Corp. (a)	12,165	291,108

Household Products - 0.0%(b)
Procter & Gamble Co.	62	10,778

Human Resource & Employment Services - 1.0%
Paycom Software, Inc.	1,325	290,798

Industrial Machinery & Supplies & Components - 2.1%
Gates Industrial Corp. PLC (a)	13,492	291,966
ITT, Inc.	2,054	290,107
RBC Bearings, Inc. (a)	14	5,029
		587,102

Insurance Brokers - 0.0%(b)
Marsh & McLennan Cos., Inc.	37	8,800

Integrated Oil & Gas - 0.0%(b)
Petroleo Brasileiro SA - ADR	876	11,695

Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A	389	66,239

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Interactive Media & Services - 0.5% (Continued)
Meta Platforms, Inc. - Class A	60	$40,092
Tencent Holdings Ltd. - ADR	358	22,056
		128,387

Internet Services & Infrastructure - 1.1%
Twilio, Inc. - Class A (a)	2,492	298,866
VeriSign, Inc. (a)	82	19,506
		318,372

Investment Banking & Brokerage - 1.9%
Goldman Sachs Group, Inc.	730	454,272
Interactive Brokers Group, Inc. - Class A	61	12,468
LPL Financial Holdings, Inc.	33	12,267
Morgan Stanley	443	58,968
		537,975

IT Consulting & Other Services - 1.0%
EPAM Systems, Inc. (a)	1,361	280,556
Gartner, Inc. (a)	6	2,990
		283,546

Life & Health Insurance - 2.0%
Aflac, Inc.	2,348	257,036
Globe Life, Inc.	2,341	298,313
Unum Group	287	23,617
		578,966

Life Sciences Tools & Services - 0.5%
ICON PLC (a)	11	2,090
Thermo Fisher Scientific, Inc.	277	146,522
		148,612

Managed Health Care - 0.4%
UnitedHealth Group, Inc.	227	107,816

Movies & Entertainment - 1.0%
Walt Disney Co.	2,623	298,497

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	583	299,563

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Multi-Utilities - 0.0%(b)
Dominion Energy, Inc.	163	$9,229

Oil & Gas Equipment & Services - 0.2%
Schlumberger NV	1,189	49,534

Oil & Gas Exploration & Production - 1.0%
Range Resources Corp.	7,677	284,970

Oil & Gas Storage & Transportation - 0.3%
Enterprise Products Partners LP	1,652	55,193
Plains GP Holdings LP	910	19,656
		74,849

Packaged Foods & Meats - 1.1%
Cal-Maine Foods, Inc.	274	24,767
Pilgrim's Pride Corp. (a)	5,392	293,271
		318,038

Passenger Airlines - 1.0%
Alaska Air Group, Inc. (a)	4,065	293,818

Pharmaceuticals - 0.7%
Eli Lilly & Co.	192	176,761
Johnson & Johnson	100	16,502
		193,263

Property & Casualty Insurance - 1.0%
Markel Group, Inc. (a)	154	297,750

Publishing - 1.0%
News Corp. - Class B	8,973	289,648

Real Estate Services - 1.0%
Jones Lang LaSalle, Inc. (a)	1,094	297,448

Research & Consulting Services - 1.4%
FTI Consulting, Inc. (a)	622	103,003
Jacobs Solutions, Inc.	2,287	292,988
		395,991

Restaurants - 0.0%(b)
Starbucks Corp.	92	10,655

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.0%(b)
Applied Materials, Inc.	62	$9,800

Semiconductors - 2.1%
Advanced Micro Devices, Inc. (a)	5,518	551,027
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	190	34,301
Texas Instruments, Inc.	100	19,599
		604,927

Specialty Chemicals - 0.0%(b)
Balchem Corp.	23	4,003

Steel - 0.1%
Steel Dynamics, Inc.	221	29,850

Systems Software - 1.4%
Microsoft Corp.	991	393,417

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	1,163	291,425
Watsco, Inc.	3	1,513
WESCO International, Inc.	1,643	296,512
		589,450

Transaction & Payment Processing Services - 1.0%
PayPal Holdings, Inc. (a)	3,918	278,374
TOTAL COMMON STOCKS (Cost $17,282,924)		19,471,059

EXCHANGE TRADED FUNDS - 24.1%
Alpha Architect 1-3 Month Box ETF (c)	4,877	541,932
Calamos S&P 500 Structured Alt Protection ETF-December (a)	23,885	581,120
Invesco S&P 500 Equal Weight ETF	4,535	817,116
iShares Core S&P 500 ETF	1,360	811,974
iShares Core S&P Total U.S. Stock Market ETF	1,120	145,667
iShares MSCI EAFE ETF	1,000	81,580
iShares S&P 500 Value ETF	668	131,730
Pacer Trendpilot US Large Cap ETF	1,726	93,402
Simplify US Equity PLUS Convexity ETF	1,552	57,672
VanEck Morningstar Wide Moat ETF	659	60,529
VanEck Semiconductor ETF (a)	81	18,854
Vanguard Total Stock Market ETF	12,537	3,672,841
TOTAL EXCHANGE TRADED FUNDS (Cost $5,188,831)		7,014,417

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

PREFERRED STOCKS - 1.3%	Shares	Value
Asset Management & Custody Banks - 1.3%
DigitalBridge Group, Inc., Series J, 7.13%, Perpetual	15,755	$390,724
TOTAL PREFERRED STOCKS (Cost $107,893)		390,724

SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
First American Government Obligations Fund - Class X, 4.29% (d)	2,212,416	2,212,416
TOTAL SHORT-TERM INVESTMENTS (Cost $2,212,416)		2,212,416

TOTAL INVESTMENTS - 100.0% (Cost $24,792,064)		$29,088,616
Liabilities in Excess of Other Assets - (0.0%) (b)		(13,985)
TOTAL NET ASSETS - 100.0%		$29,074,631

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA TAX AWARE ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Cambria Tax Aware ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$19,471,059	$—	$—	$19,471,059
Exchange Traded Funds	7,014,417	—	—	7,014,417
Preferred Stocks	390,724	—	—	390,724
Money Market Funds	2,212,416	—	—	2,212,416
Total Investments	$29,088,616	$—	$—	$29,088,616
 Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Cambria Tax Aware ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	795,148
Proceeds from Sales	(279,978)
Net Realized Gains (Losses)	10
Change in Unrealized Appreciation (Depreciation)	26,752
Value, End of Period	$541,932
Dividend Income	$—

Shares, Beginning of Period	—
Number of Shares Purchased	7,402
Number of Shares Sold	(2,525)
Shares, End of Period	4,877